Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Instruments Held by the Company

As of December 31, 2020, 2021 and 2022, financial instruments held by the Company are comprised of the following:

	December 31, 2020		December 31, 2021		December 31, 2022
Financial assets
Cash and cash equivalents	Ps.	14,444,549	Ps.	13,332,877	Ps.	12,371,464
Trade accounts receivables		1,266,005		1,720,475		2,368,342
Derivative financial instruments		-		89,711		292,697
Financial liabilities at amortized cost
Short and long-term debt securities	Ps.	17,000,000	Ps.	22,500,000	Ps.	26,457,588
Current and long-term bank loans		7,355,166		5,360,908		7,887,749
Accounts payable (1)		1,172,044		3,321,865		2,696,573
Financial liabilities at Fair Value
Derivative financial instruments		750,704		71,387		51,205
Liabilities for assets in lease		26,193		58,966		61,625
(1)
Include suppliers, other suppliers, AMP and other accounts payable

Summary of Exposure to Credit Risk and Expected Credit Losses for Accounts Receivable

The following tables presents information on the exposure to credit risk and expected credit losses for accounts receivable from customers as of December 31, 2020, 2021 and 2022.

Balance of the trade account receivables as of December 31, 2020	Weighted average loss rate	Current balance of the Trade account		Amount of credit loss		Credit impairment
Current (not past due)	0%	Ps.	1,192,643	Ps.	-	No
1 to 30 days past due	8.31%		55,461		4,612	No
31 to 60 days past due	19.14%		25,223		4,827	No
61 to 90 days past due	86.54%		15,736		13,619	No
More than 90 days past due	100%		109,759		109,759	Yes
Legal	100%		14,136		14,136	Yes
		Ps.	1,412,958	Ps.	146,953

Balance of the trade account receivables as of December 31, 2021	Weighted average loss rate	Current balance of the Trade account		Amount of credit loss		Credit impairment
Current (not past due)	0%	Ps.	1,577,211	Ps.	-	No
1 to 30 days past due	9.69%		107,521		10,417	No
31 to 60 days past due	26.83%		27,605		7,407	No
61 to 90 days past due	49.38%		51,288		25,325	No
More than 90 days past due	100%		44,125		44,125	Yes
Legal	100%		69,128		69,128	Yes
		Ps.	1,876,878	Ps.	156,403

Balance of the trade account receivables as of December 31, 2022	Weighted average loss rate	Current balance of the Trade account		Amount of credit loss		Credit impairment
Current (not past due)	0%	Ps.	2,244,320	Ps.	-	No
1 to 30 days past due	7.0%		87,863		6,174	No
31 to 60 days past due	17.30%		38,892		6,716	No
61 to 90 days past due	34.40%		15,526		5,369	No
More than 90 days past due	100%		97,221		97,221	Yes
Legal	100%		87,141		87,141	Yes
		Ps.	2,570,963	Ps.	202,621

Summary of Company's Contractual Maturities for its Financial Liabilities, Including the Interest to be Paid

The following is a table with a summary of the Company’s contractual maturities for its financial liabilities, including the interest to be paid, as of December 31, 2022:

	December 31, 2022
	Weighted average of effective interest rate	Less than 1 month		From 1 to 3 months		From 3 months to 1 year		From 1 year to 5 years		More than 5 years		Total
Long-term debt securities (fixed rate)		Ps.	—	Ps.	—	Ps.	—	Ps.	5,098,000	Ps.	6,000,000	Ps.	11,098,000
Long-term debt securities (variable rate)			—		—		602,000		14,757,588		—		15,359,588
Fixed rate loans			—		—		—		3,698,047		221,627		3,919,674
Variable rate bank loans			—		22,266		1,632,626		2,313,183		—		3,968,075
Fixed rate interest	8.21%		28,466		268,093		929,565		3,700,741		1,596,448		6,523,313
Variable rate interest	9.38%		132,819		415,695		1,133,907		2,843,696		—		4,526,117
Cash flow hedges	5.15%		9,441		19,078		89,938		95,794		—		214,251
Trade accounts payable and other payables	N/A		537,625		1,530,163		—		—		—		2,067,788
AMP	N/A		—		—		621,722		—		—		621,722
'Liabilities for assets in lease	N/A		2,129		4,460		8,829		46,207		—		61,625
		Ps.	710,480	Ps.	2,259,755	Ps.	5,018,587	Ps.	32,553,256	Ps.	7,818,075	Ps.	48,360,153

Summary of Sensitivity Analysis of the Company Financial Assets and Liabilities

The following is a sensitivity analysis of the Company financial assets and liabilities denominated in USD, if the peso were to depreciate or appreciate by 10%, which is the amount management considers reasonably possible of occurring at year end:

	USD amounts on December 31, 2022		Peso amounts at exchange rate of Ps. 19.3615 on December 31, 2022		Peso amounts if exchange rate depreciated 10%		Peso amounts if exchange rate appreciated 10%
Thousands of U.S. dollars:
Financial assets:	394,792		7,643,770		6,948,882		8,408,146
Cash and cash equivalents	18,952	Ps.	366,938	Ps.	333,580	Ps.	403,633
Trade accounts receivable	413,744		8,010,708		7,282,462		8,811,779

Financial liabilities:
Accounts payable	(52,249)		(1,011,624)		(919,659)		(1,112,788)
Bank loans	(252,447)		(4,887,750)		(4,443,409)		(5,376,524)
	(304,696)	Ps.	(5,899,374)	Ps.	(5,363,068)	Ps.	(6,489,312)
Net asset position	109,048	Ps.	2,111,334	Ps.	1,919,394	Ps.	2,322,467

Summary of Variable Interest Rates to the Company is Exposed had been 100 Basis Points (Higher) or Lower Than the Interest Rate

The Company has financial debt denominated in pesos and U.S. dollars, which accrues interest at a variable rate based on TIIE 28-days and LIBOR 28-days, respectively. If on the 2022 of year-end closing date the variable interest rates to which the Company is exposed had been 100 basis points (higher) or lower than the interest rate at year-end with the other variables remaining constant, the effect on net income and stockholders’ equity for the years ended December 31, 2020, 2021 and 2022 would have been as follows:

	2020		2021		2022
Effect in case of interest rate increase in 100 basis points
Variable rate long term debt	Ps.	(111,492)	Ps.	(150,135)	Ps.	(240,679)
Effect in case of interest rate decrease in 100 basis points
Variable rate long term debt	Ps.	111,492	Ps.	150,135	Ps.	240,679

Summary of Interest Rate Profile of Company Interest-bearing Financial Instruments

The interest rate profile of the Company interest-bearing financial instruments as of December 31, 2020, 2021 and 2022 is as follows:

	2020		2021		2022
Fixed-rate instruments

Financial liabilities	Ps.	(6,326,350)	Ps.	(12,265,065)	Ps.	(15,017,675)
Effect of interest rate swaps		(9,800,000)		(9,800,000)		(6,968,075)
	Ps.	(16,126,350)	Ps.	(22,065,065)	Ps.	(21,985,750)

Variable-rate instruments
Financial liabilities		(18,028,816)		(15,595,843)		(19,327,663)
Effect of interest rate swaps		9,800,000		9,800,000		6,968,075
	Ps.	(8,228,816)	Ps.	(5,795,843)	Ps.	(12,359,588)

Summary of Items Designated as Hedged Items

As of December 31, 2020, 2021 and 2022, the amounts at the reporting date relating to items designated as hedged items were as follows:

	2020		2021		2022
Interest rate risk	Variable-rate instruments
Change in value used for calculating hedge ineffectiveness	Ps.	(661,653)	Ps.	(51,285)	Ps.	(44,898)
Cash Flow hedge reserve		(471,107)		29,658		130,624

Summary of Items Designated as Hedging Instruments and Hedge Ineffectiveness

The amounts relating to items designated as hedging instruments and hedge ineffectiveness as of December 31, 2020, 2021 and 2022, were as follows:

	2020		2021		2022
Interest rate risk	Interest rate swaps
Nominal amount	Ps.	8,300,000	Ps.	8,300,000	Ps.	6,968,075
Carrying amount		(676,188)		29,658		130,624
Line item in the consolidated statement of financial position where the hedging instrument is included	Derivative financial instruments (liabilities)
Changes in the value of the hedging instrument recognized in OCI	Ps.	(413,672)	Ps.	(727,474)	Ps.	123,197
'Line item in profit or loss affected by the reclassification	Finance costs
Amount reclassified from costs of hedging reserve to profit or loss	Ps.	(13,490)	Ps.	(12,095)	Ps.	21,040

Schedule of Reconciliation by Risk Category of Components of Equity and Analysis of OCI Items and Net of Tax

The following tables provides a reconciliation by risk category of components of equity and analysis of OCI items and net of tax, resulting from cash flow hedge accounting as of December 31, 2020, 2021 and 2022:

	2020		2021		2022
Cash flow hedges		Hedge Reserve		Hedge Reserve		Hedge Reserve
Balance on January 1	Ps.	(172,094)	Ps.	(471,107)	Ps.	29,658
Changes in fair value		(413,672)		727,474		123,197
Amount reclassified to profit or loss		(13,490)		(12,095)		21,040
Changes in deferred tax asset		128,149		(214,614)		(43,271)
Balance at December 31	Ps.	(471,107)	Ps.	29,658	Ps.	130,624

Summary of Decrease in Interbank Interest Rates (Basis Points)

The fair value of these instruments is exposed to decreases in interbank interest rates, such exposure is included in the sensitivity table of derivative financial instruments. The Company estimates that an increase in the reference rates would have similar exposures, but opposite.

Decrease in interbank interest rates (basis points)
		Likely		Possible		Stress
Type of derivative, value or contract	Hedge type	(25 bps)		(50 bps)		(100 bps)
Hedge accounting derivatives	Cash flow	Ps.	(23,699)	Ps.	(47,584)	Ps.	(95,920)
Total effect on fair value		Ps.	(23,699)	Ps.	(47,584)	Ps.	(95,920)

Summary of Ratio of the Shareholders' Equity to Total Liabilities

The following is the ratio of stockholders’ equity to total liabilities of the Company at the end of the reporting period:

	2020		2021		2022
Shareholders’ equity –controlling interest	Ps.	21,792,811	Ps.	19,288,380	Ps.	18,638,866
Total liabilities		28,508,390		34,894,485		40,677,296
Ratio of total Shareholders’ equity – controlling interest to liabilities		0.8		0.6		0.5